Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 10 – Stockholders’ Equity (Deficit)

Shares Authorized

Upon formation the total number of shares of all classes of stock the Company is authorized to issue is twenty Million (20,000,000) shares of Preferred Stock, par value $0.0001 per share and eighty Million (80,000,000) shares of Common Stock, par value $0.0001 per share.

January 31, 2011 Certificate of Amendment

On January 31, 2011 the Company filed Certificate of Amendment to Articles of Incorporation and changed the aggregate of number of common shares of the Company is authorized to issue to three hundred million (300,000,000) shares, par value $0.0001 per share.

April 8, 2013 Certificate of Amendment

On April 8, 2013 the Company filed Certificate of Amendment to Articles of Incorporation and changed the aggregate of number of common shares of the Company is authorized to issue to five hundred million (500,000,000) shares, par value $0.0001 per share.

January 20, 2015 Certificate of Amendment

On January 20, 2015 the Company filed Certificate of Amendment to Articles of Incorporation and changed the aggregate of number of common shares of the Company is authorized to issue to seven hundred and fifty million (750,000,000) shares, par value $0.0001 per share.

Common Stock

During the period from January 1, 2015 to May 28, 2015, the Company deemed to have sold 24,981,141 shares of its common stock (448,575 shares of Vnue Washington's common stock) at $686,320 in aggregate for cash.

Immediately prior to the closing of the Merger Agreement on May 29, 2015, the Company had 126,866,348 common shares issued and outstanding.

Upon consummation of the Merger Agreement on May 29, 2015, the Company issued (i) 477,815,488 fully paid and non-assessable shares of TGRI common stock for the acquisition of all shares of Vnue Washington stock of any class or series issued and outstanding immediately prior to the closing of the Merger Agreement; and (ii) 29,814,384 fully paid and non-assessable shares of TGRI common stock to Matheau J. W. Stout, Esq. as payment for services performed prior to and in connection with the Merger.

The Company valued the 29,814,384 acquisition-cost related shares earned upon consummation of the Merger Agreement at Vnue Washington’s most recent PPM price, or $819,105 and recorded this amount as acquisition-related costs pursuant to FASB ASC Paragraph 805-10-25-23.

Equity Purchase Agreement with Tarpon Bay Partners, LLC

On June 15, 2015, the Company entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Tarpon Bay Partners, LLC, a Florida limited liability company (“Tarpon”).  Under the terms of the Equity Purchase Agreement, Tarpon will purchase, at the Company's election, up to $5,000,000 of the Company's registered common stock (the “Shares”).

During the term of the Equity Purchase Agreement, the Company may at any time deliver a “put notice” to Tarpon thereby requiring Tarpon to purchase a certain dollar amount of the Shares. Simultaneous with the delivery of such Shares, Tarpon shall deliver payment for the Shares. Subject to certain restrictions, the purchase price for the Shares shall be equal to 90% of the lowest Closing Price during the Valuation Period as such capitalized terms are defined in the Agreement.

The number of Shares sold to Tarpon shall not exceed the number of such shares that, when aggregated with all other shares of common stock of the Company then beneficially owned by Tarpon, would result in Tarpon owning more than 9.99% of all of the Company's common stock then outstanding. Additionally, Tarpon may not execute any short sales of the Company's common stock. Further, the Company has the right, but never the obligation to draw down.

The Equity Purchase Agreement shall terminate (i) on the date on which Tarpon shall have purchased Shares pursuant to the Equity Purchase Agreement for an aggregate Purchase Price of $5,000,000, or (ii) on the date occurring 24 months from the date on which the Equity Purchase Agreement was executed and delivered by the Company and Tarpon.

As a condition for the execution of the Equity Purchase Agreement by Tarpon, the Company issued a Promissory Note to Tarpon in the principal amount of $50,000 with an interest rate of 10% per annum and a maturity date of December 31, 2015.

Registration Rights Agreement with Tarpon Bay Partners, LLC

In addition, on June 15, 2015, the Company and Tarpon entered into a Registration Rights Agreement (the “Registration Agreement”). Under the terms of the Registration Agreement the Company agreed to file a registration statement with the Securities and Exchange Commission with respect to the Shares within 120 days of June 15, 2015. The Company is obligated to keep such registration statement effective until (i) three months after the last closing of a sale of Shares under the Purchase Agreement, (ii) the date when Tarpon may sell all the Shares under Rule 144 without volume limitations, or (iii) the date Tarpon no longer owns any of the Shares.

Equity Instruments Issued to Parties Other Than Employees for Acquiring Goods or Services

Consulting Agreement - Shenandoah Funding, LLC

On June 29, 2015, the Company entered into a Consulting Agreement with Shenandoah Funding, LLC (“Consultant”) with the following key terms and conditions:

Section 1 Consulting Services

Under the Agreement, the Company engaged the Consultant as an independent contractor to provide investor relations advisory services for the Company.

Section 2

The Consultant has been providing services informally for VNUE for several weeks and will continue to provide services to VNUE for a twelve (12) months period beginning on July 1, 2015. The Company will compensate the Consultant for a total issuance of Five Million (5,000,000) shares. For the purpose of SEC Rule 144, the Consultant shall be deemed to have fully earned and paid for such shares on the date of execution of this agreement.

Accounting Treatment of the Equity Instruments Issued

The Company valued the 5,000,000 fully earned, nonforfeitable shares on the date of grant at its most recent PPM price, or $137,370 and recorded this amount as prepaid consulting fees and ratably amortizes the amount over the term of the service.

The Company recognized $42,268 of consulting fee earned under this agreement for the interim period ended September 30, 2015.

Consulting Agreement - PanAmerica Global, LLC

On July 27, 2015, the Company entered into a Consulting Agreement with PanAmerica Global, LLC (“Consultant”) with the following key terms and conditions:

Section 1 Consulting Services

Under the Agreement, the Company engaged the Consultant as an independent contractor to provide investor relations advisory services for the Company.

Section 2 Consulting Fees

A. The Consultant has been providing services informally for VNUE for several weeks and will continue to provide services to VNUE for a twelve (12) months period beginning on August 1, 2015. Both parties agree to a firm commitment for the First Three Months (August, September, and October 2015) and thereafter, either party can cancel this agreement upon a 30 day notice. B. Upfront Fees. The Company will compensate the Consultant in the amount of Two Million Five Hundred Thousand (2,500,000) shares for service already performed. For the purpose of SEC Rule 144, the Consultant shall be deemed to have fully earned and paid for such shares on the date of execution of this agreement. C. Monthly Fees. The Company will also compensate the Consultant on a monthly basis beginning on August 1, 2015 by the issuance of 791,667 shares on the first day of subsequent month until expiration of the Term,

Accounting Treatment of the Equity Instruments Issued

The Company valued the 2,500,000 upfront shares earned upon grant on the date of signing at its most recent PPM price, or $68,685 and recorded this amount as consulting fees upon execution of this agreement as these shares were issued for service already performed.

The Company valued the 791,667 August 2015 monthly shares earned as of August 31, 2015 at its most recent PPM price, or $21,750 and recorded this amount as consulting fees when earned. The Company valued the 791,667 September 2015 monthly shares earned as of September 30, 2015 at its most recent PPM price, or $11,875 and recorded this amount as consulting fees when earned.

Settlement and Release Agreement - Dean Graziano

On July 23, 2015, the Company reached a Settlement and Release Agreement with Dean Graziano (“GRAZIANO”) after learning that GRAZIANO might assert claims for equity or compensation against the Company or its subsidiary VNUE Washington and that such claims were not contained in the transaction documents surrounding the purchase of the intangible assets of Lively, LLC (“LIVELY”) closed on July 23, 2014. Under the terms of the settlement, GRAZIANO agreed to resolve any and all claims, damages, causes of action, suits and costs, of whatever nature, character or description, whether known or unknown, anticipated or unanticipated, whether or not directly or indirectly related to the purchase of the LIVELY assets, or to any alleged verbal understandings of promises of employment, advisory roles, or equity, which GRAZIANO may now have or may hereafter have or claim to have against VNUE, and its subsidiaries (the “GRAZIANO CLAIMS”) in exchange for Three Million Five Hundred Thousand (3,500,000) Shares (the “SETTLEMENT SHARES”). VNUE and GRAZIANO agree that delivery of the Settlement Shares pursuant to the conditions set forth herein shall satisfy VNUE’s obligation in full regarding any and all GRAZIANO CLAIMS. On July 27, 2015 the Company's board passed the resolution and issued the Settlement Shares to GRAZIANO.

The Company valued the 3,500,000 shares of its common stock earned upon grant on the date of signing at its most recent PPM price, or $96,159 and recorded this amount as other expenses - settlement of claims upon execution of this agreement.

Sale of Common Shares for Cash

On September 24, 2015, the Company sold 2,666,667 shares of its common stock to an investor at $0.015 per share, or $40,000 for cash.

Note 9 – Stockholders’ Equity (Deficit)

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Fifteen Million (15,000,000) shares of which Three Million (3,000,000) shares shall be Preferred Stock, no par value, and Twelve Million (12,000,000) shares shall be Common Stock, no par value.

Preferred Stock

In July 2014, VNUE Washington issued 133,334 shares of preferred stock for the acquisition of certain assets from Lively, LLC. The preferred shares were valued at $1.53 per share or $204,000. This was based on the price of the January 2015 private placement, as the preferred shares are convertible to common shares on a 1 to 1 basis and there were no significant changes in the business between the date of assets acquisition and the date of private placement.

Common Stock

Upon formation, 7,808,001 shares of VNUE Washington common stock were issued in exchange for the membership units of VNUE, LLC.

Transfer of Vnue LLC Membership as Common Stock

During the year ended December 31, 2014, a stockholder of the Company contributed $100,000 for the acquisition of a 2% membership interest of VNUE, LLC, which was converted to 190,000 shares of common stock upon formation of VNUE Washington in August 2014. The contribution has been recorded as common stock.